Transactions with Related Parties, Summary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Transactions with Related Parties [Abstract]
Management fees	$ 2,833,500	$ 1,853,850
Administration fees	624,087	326,642
Assets [Abstract]
Due from related parties, current	558,327	0
Due from related parties, non-current	1,708,474	810,437
Liabilities [Abstract]
Due to related parties, current	0	2,478,713
Pavimar [Member]
Transactions with Related Parties [Abstract]
Management fees	977,400	1,308,600
Assets [Abstract]
Due from related parties, current	0	0
Due from related parties, non-current	0	810,437
Liabilities [Abstract]
Due to related parties, current	0	2,319,913
Castor Ships [Member]
Transactions with Related Parties [Abstract]
Management fees	1,856,100	545,250
Sale & purchase commission	131,500	0
Assets [Abstract]
Due from related parties, current	558,327	0
Due from related parties, non-current	1,708,474	0
Liabilities [Abstract]
Due to related parties, current	0	158,800
Castor Ships [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions	1,437,276	372,037
Castor Ships [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Administration fees	$ 624,087	$ 326,642